RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS	RELATED PARTY TRANSACTIONS
We transact business with the following related parties, consisting of companies in which Hemen and companies associated with Hemen have a significant interest: Frontline plc and its subsidiaries (referred to as "Frontline"), SFL, Seatankers Management Co. Ltd and companies affiliated with it (referred to as "Seatankers") and Front Ocean Management AS. We may also transact business with our associated companies.

SFL
In April 2015, we agreed to a sale and leaseback transaction with SFL for eight Capesize vessels. These vessels were sold en-bloc for an aggregate price of $272.0 million. The vessels were delivered to SFL in the third quarter of 2015 and were time chartered-in by one of our subsidiaries for a period of ten years. We have a purchase option of $112 million en-bloc after ten years and, if such option is not exercised, SFL will have the option to extend the charters by three years at $14,900 per day. Refer to Note 10, "Operating Leases", and Note 17, "Finance Leases", for additional information related to these contracts.

The management agreement with SFL was terminated in July 2021 and we are no longer the commercial manager for SFL vessels as of December 31, 2023. In the first six months of 2021, we were the commercial manager for eight (full 2020: nine) dry bulk and 16 (full 2020: 16) container vessels owned and operated by SFL. Pursuant to the management agreements in 2021, we received $125 per day per vessel for managing four of the eight dry bulk vessels, $75 per day per vessel for managing three of the eight dry bulk vessels and $37.5 per day per vessel for managing the remaining one dry bulk vessels (2020: $125 per day for four, $75 per day for three and $37.5 per day for the remaining two) and $75 per day per vessel for managing the 16 container vessels (2020: $75 per day per vessel for managing the 16 container vessels, 2019: $75 per day per vessel for managing the 14 container vessels).

Seatankers
We are the commercial manager of 10 (2022: 10) dry bulk vessel owned and operated by Seatankers. Pursuant to the management agreements, we receive $125 (2022: $125, 2021: $125) per day per vessel for managing the dry bulk vessels. From time to time we may also charter in dry bulk vessel owned by Seatankers on short-term time charters.
Capesize Chartering
With reference to Note 2, "Summary of Significant Accounting Policies", several of our Capesize vessels operated under a pool arrangement for Capesize vessels with CCL in 2021. In 2021 all vessels exited the CCL pool. During 2021, 34 of our Capesize and Newcastlemax vessels that traded in the CCL pool contributed with an average of 256 days per vessel.

United Freight Carriers
With reference to Note 19, "Investments in Associated Companies", we also have an equity investment of 50% of the shares in UFC, a dry cargo vessel operator and logistics service provider that primarily focuses its activity around smaller bulk carriers with deadweight of up to 50,000 tonnes.

SwissMarine
With reference to Note 19, "Investments in Associated Companies", in 2019 we made an equity investment in SwissMarine, a dry bulk freight operator of which we have determined to have significant influence. In 2019, we provided SwissMarine with a $10.7 million subordinated shareholder loan, non-amortizing, with a five-year term. The loan had interests equivalent to the 12-month LIBOR plus a margin of 2%. In May 2020, the subordinated shareholder loan was partially repaid by SwissMarine. Total repayment amounted to $5.7 million, which included principal loan amount of $5.35 million and interest of $0.3 million. Remaining subordinated shareholder loan of $5.35 million was fully repaid by SwissMarine in the first quarter of 2022 and there is no outstanding balance as of December 31, 2023. Total repayment amounted to $5.6 million, which included principal amount of $5.35 million and interest of $0.2 million.

In addition, we have entered into several charter agreements with SwissMarine and total time charter revenues and voyage charter revenues from SwissMarine amounted to $3.9 million in the year ended December 31, 2023 (December 31, 2022: $2.0 million).

TFG Marine
With reference to Note 19, "Investments in Associated Companies", in 2020 we made an equity investment in TFG Marine, in which we have determined to have significant influence. We provided a shareholder loan of $1.0 million to TFG Marine. In 2020, the shareholder loan in the total amount of $75,000 was converted to equity of TFG Marine, reducing the balance of the loan to $0.9 million. The loan had a five-year term and bears interest of LIBOR plus a margin of 7%. In February 2023, TFG Marine fully repaid the outstanding loan of $0.9 million. We also entered into a bunker supply arrangement with TFG Marine, under which we have paid $159.8 million to TFG Marine in relation to bunker procurement in 2023 (2022: $202.0 million) and $8.5 million remains due as of December 31, 2023 (December 31, 2022: $9.2 million).

In 2020, we issued a $20.0 million guarantee in respect of the performance of our subsidiaries under a bunker supply arrangement with the joint venture. In May 2022, we increased this guarantee under a bunker supply agreement with TFG Marine from $20.0 million to $30.0 million. As of December 31, 2023, there are no exposures under this guarantee and liability recorded relating to the exposure. In addition, should TFG Marine be required to provide a parent company guarantee to its bunker suppliers or finance providers then for any guarantee that is provided by Trafigura and becomes payable, we shall pay an amount equal to our equity proportion of that amount payable. The maximum liability under this guarantee is $4.0 million. There are no amounts payable under this guarantee as of December 31, 2023.

Management Agreements
Technical Supervision Services
Up until January 1, 2024, we received technical supervision services from Frontline Management (Bermuda) Limited ("Frontline Management"). Pursuant to the terms of the agreement, Frontline Management receives an annual management fee of $25,170 per vessel (2022: $26,714 per vessel). This fee is subject to annual review. Beginning January 1, 2024, technical supervision is performed by Golden Ocean's technical team. Frontline Management is also our newbuilding supervisor and charges us for costs incurred in relation to the supervision.

Other Management Services
We aim to operate efficiently through utilizing Frontline or other companies with the same main shareholder and these costs are allocated based on a cost plus mark-up model. We receive services in relation to sales and purchase activities, bunker procurement and administrative services in relation to the corporate headquarter. We may also provide certain financial management services to companies with the same main shareholder.

Acquisition of vessels from affiliates of Hemen
In connection with the vessel acquisition with Hemen in February 2021, we drew down an aggregate of $413.6 million in debt under loan agreement with Sterna Finance Ltd. $63.0 million was drawn in cash for the three acquired newbuildings, and was used for payment of a final installments to the shipyards. $350.6 million related to 15 acquired vessels was drawn non-cash. The loan was fully refinanced in 2021.

A summary of net amounts charged by related parties in 2023, 2022 and 2021 is as follows:

(in thousands of $)	2023	2022	2021
Frontline	4,206	3,902	4,171
SFL	29,773	30,914	42,911
Seatankers	2,686	8,756	27,978
CCL	—	395	2,028
Front Ocean Management AS	2,001	1,781	—
	38,666	45,748	77,088

Net amounts charged by related parties comprise general management and commercial management fees, charter hire, settlement with CCL, interest costs and technical supervision fees.
A summary of net amounts charged to related parties in 2023, 2022 and 2021 is as follows:

(in thousands of $)	2023	2022	2021
Frontline	—	—	52
SFL	70	96	468
Seatankers	456	486	817
Northern Drilling	—	—	38
SwissMarine	3,940	2,033	13,281
UFC	900	—	—
	5,366	2,615	14,656

Net amounts charged to related parties mainly comprise commercial management, general management fees and charter revenues.

A summary of related parties income (expense) amounts included into Consolidated Statements of Operations is as follows:

(in thousands of $)	2023	2022	2021
Time charter and voyage charter revenues	3,940	2,033	13,281
Other revenues	526	582	1,375
Other operating income (expenses)	—	(413)	(2,008)
Ship operating expenses[1]	(3,184)	(4,916)	(9,313)
Charter hire expenses[2]	(31,484)	(37,328)	(60,885)
Administrative expenses	(2,611)	(2,636)	(1,487)
Interest on credit facilities	—	—	(3,395)
	(32,813)	(42,678)	(62,432)

(1) Excluding newbuilding supervision fee of $1.4 million, which was capitalized as part of newbuildings
(2) Including charter hire expenses for SFL leases which is subsequently credited to Depreciation and Interest expense

A summary of balances due from related parties as of December 31, 2023 and 2022 is as follows:

(in thousands of $)	2023	2022
Frontline	3,145	1,506
UFC	—	497
Seatankers	528	352
SFL	82	—
Credit loss allowance	(21)	(21)
	3,734	2,334
A summary of short-term balances owed to related parties as of December 31, 2023 and 2022 is as follows:

(in thousands of $)	2023	2022
TFG Marine	8,479	9,219
Other	678	273
	9,157	9,492

As of December 31, 2023 and December 31, 2022, receivables and payables with related parties mainly comprise unpaid fees for services rendered from and to related parties. In addition to the balances stated above, we have recorded operating lease liabilities and finance lease liabilities related to the eight vessels chartered from SFL. Refer to Note 10, "Operating Leases", and Note 17, "Finance Leases", for additional information.
We have periodically issued share options as disclosed in Note 25, "Share Options", of these consolidated financial statements.